Statement of Stockholders' Equity (FY) (Parenthetical) - $ / shares	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared and paid on common shares (in dollars per share)	$ 0.43	$ 0.61	$ 1.17